Average Annual Total Returns - International Equity Fund		International Equity Fund 1 YR	International Equity Fund 5 YR	International Equity Fund 10 YR	International Equity Fund Returns after taxes on distributions 1 YR	International Equity Fund Returns after taxes on distributions 5 YR	International Equity Fund Returns after taxes on distributions 10 YR	International Equity Fund Returns after taxes on distributions and sale of fund shares 1 YR	International Equity Fund Returns after taxes on distributions and sale of fund shares 5 YR	International Equity Fund Returns after taxes on distributions and sale of fund shares 10 YR	MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes) 1 YR	MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes) 5 YR	MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	[1]	21.34%	12.17%	6.56%	21.03%	11.67%	5.54%	12.62%	9.45%	4.67%	7.82%	7.45%	5.51%

[1]	Performance information for the International Equity Fund (formerly the International Value Fund) reflects its investment as an actively managed fund subadvised by Mercator Asset Management through September 14, 2015, as a passively managed portfolio directed by SSgA Funds Management, Inc. from September 15, 2015 to January 8, 2016 and, after a transition, as an actively managed fund subadvised by Harding Loevner LP from January 15, 2016 to period end.